Disclosure of operating segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018	Aug. 31, 2018
Statements [Line Items]
Assets	$ 38,321		$ 38,321		$ 41,849
Liabilities	64,959		64,959		61,379
Comprehensive Loss (Income) for the year ended	2,529	$ 9,526	10,776	$ 29,328
Canada [Member]
Statements [Line Items]
Assets	1,479		1,479		3,333
Liabilities	63,443		63,443		58,396
Comprehensive Loss (Income) for the year ended			10,197	15,035
South Africa [Member]
Statements [Line Items]
Assets	36,842		36,842		38,516
Liabilities	$ 1,516		1,516		$ 2,983
Comprehensive Loss (Income) for the year ended			$ 579	$ 14,293